Income Taxes - Significant Components of Company's Net Deferred Tax Asset (Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Allowance for credit losses	$ 1,756	$ 1,872
Pension and postretirement benefits	523	281
Accrued expenses	476	399
Stock compensation	183	203
Federal, state and foreign net operating loss carryforwards	60	26
Securities available-for-sale and financial instruments		85
Partnerships and other investment assets	395	571
Other deferred tax assets, net	180	96
Gross deferred tax assets	3,573	3,533
Deferred Tax Liabilities
Leasing activities	(2,792)	(3,048)
Goodwill and other intangible assets	(565)	(517)
Mortgage servicing rights	(490)	(522)
Securities available-for-sale and financial instruments	(232)
Loans	(168)	(175)
Fixed assets	(201)	(169)
Other deferred tax liabilities, net	(361)	(176)
Gross deferred tax liabilities	(4,809)	(4,607)
Valuation allowance	(84)	(51)
Net Deferred Tax Asset (Liability)	$ (1,320)	$ (1,125)